Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Disclosure of employee benefit expenses
Employee benefit expenses include the following:

	Year ended December 31,
in € thousand	2025	2024	2023
Salaries	67,801	63,313	55,793
Social security contributions	19,319	16,300	14,359
Share-based compensation expense	9,571	8,710	6,276
Training and education	597	1,582	1,292
Other employee benefits	1,669	1,833	1,553
TOTAL EMPLOYEE BENEFIT EXPENSE	98,957	91,739	79,273